PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Store operating equipment	1,341,127	2,417,877	340,551
Leasehold improvements	1,126,562	2,235,034	314,798
Office equipment and others	177,259	315,291	44,408
Office buildings	811,666	480,792	67,718
Assets subject to operating leases	—	346,223	48,764
Mechanical equipment	80,481	82,303	11,592
Construction in progress	53,103	345,904	48,720
	3,590,198	6,223,424	876,551
Less: accumulated depreciation	(1,546,362)	(2,036,969)	(286,901)
Less: impairment	(176,458)	(17,314)	(2,439)

	1,867,378	4,169,141	587,211

Depreciation expense was RMB465.2 million, RMB391.7 million and RMB604.0 million (US$85.1 million) for the years ended December 31, 2021, 2022 and 2023, respectively.

In June 2018, the Group entered into a project cooperation agreement and a strategic cooperation agreement with Xiamen municipal government and UCAR Inc. (collectively as the “Tri-Party Agreement”), pursuant to which the Group acquired the new headquarters building under favorable pricing terms that came with commitments, including meeting certain requirements around tax contribution, operating performance and capital investments. On February 19, 2024, the Company entered into a new cooperation agreement with Xiamen municipal government, in which the commitments for the favorable pricing terms were modified. As of the date of this annual report, the Group is in the process of obtaining the real property ownership certificate for its headquarters.

As of December 31, 2022, the balance of impairment for property and equipment was RMB176.5 million, which consisted of RMB 175.7 million for store operating equipment (including RMB167.1 million for the asset group related to Luckin Coffee EXPRESS) and RMB 0.8 million for office equipment and others. During the year ended December 31, 2022 , impairment for property and equipment of RMB220.7 million (US$32.0 million) was provided, which was mainly related to a full impairment for Luckin Coffee EXPRESS machines due to historical underperformance and updated strategy and business projections for Luckin Coffee EXPRESS machines determined by the management. Impairment provision of RMB107.8 million for Luckin Coffee EXPRESS and RMB 17.0 million for store operating equipment and others were written off for the year ended December 31, 2022.

As of December 31, 2023, the balance of impairment for property and equipment was RMB17.3 million (US$2.4 million), which mainly consisted of RMB 11.7 million for store operating equipment and RMB 5.6 million for office equipment and others (including RMB 4.5 million for assets in relation to Luckin Tea).

During the year ended December 31, 2023, impairment for property and equipment of RMB5.2 million (US$0.7 million) was provided, which was mainly related to a full impairment for assets in relation to Luckin Tea due to the permanent closure of related business. Impairment provision of RMB164.6 million for store operating equipment and others, which primarily consisted of provision for Luckin Coffee EXPRESS, were written off for the year ended December 31, 2023.